One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

June 16, 2025

VIA EDGARLINK

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV

1940 Act Registration Number: 811-10011

1933 Act Registration Numbers: 333-41180 and 333-120399

CIK: 0001116625

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed

Allspring Funds Trust	0001081400	May 29, 2025

American Century Capital Portfolios, Inc.	0000908186	May 30, 2025

American Century Investment Trust	0000908406	May 30, 2025

Ariel Investment Trust	0000798365	May 28, 2025

Baron Investment Funds Trust	0000810902	May 23, 2025

BlackRock Funds	0000844779	June 5, 2025

Goldman Sachs Trust	0000822977	June 5, 2025

Guggenheim Funds Trust	0000088525	June 5, 2025

Ivy Funds	0000883622	June 5, 2025

Janus Investment Fund	0000277751	May 30, 2025

Underlying Management Investment Company	CIK Number	Date(s) Filed

New Age Alpha Funds Trust	0002013853	June 10, 2025

Northern Funds	0000916620	June 4, 2025

PIMCO Funds	0000810893	June 5, 2025 June 6, 2025

Prudential Jennison Small Company Fund, Inc.	0000318531	May 30, 2025

Victory Portfolios IV	0002042316	June 9, 2025

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

ALISON POLLOCK

Alison Pollock

Second Vice President, Assistant General Counsel

and Assistant Secretary

Security Benefit Life Insurance Company